Income and Social Contribution Taxes - Summary of Recovery of Deferred Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 1,054,895	R$ 688,181